ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Beginning balance		$ 868,973
Provision for doubtful accounts	$ 314,036	70,562
Ending balance	$ 1,253,571	$ 939,535